Reporting and Accounting Policies - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Advertising costs	$ 5,133	$ 4,003	$ 1,600